Additional Financial Information - Summary of Accounts Receivable Monetization (Parenthetical) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 02, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Transfer of Financial Assets Accounted for as Sales [Line Items]
Cash Flows Between Transferor and Transferee, Purchases of Previously Transferred Financial Assets	$ 194.1	$ 194.1
Pooled Monetization Agreements | Trade Accounts Receivable
Transfer of Financial Assets Accounted for as Sales [Line Items]
Cash Flows Between Transferor and Transferee, Purchases of Previously Transferred Financial Assets			$ 46.0	$ 27.4
LIONS GATE ENTERTAINMENT CORP [Member] | Pooled Monetization Agreements | Trade Accounts Receivable
Transfer of Financial Assets Accounted for as Sales [Line Items]
Cash Flows Between Transferor and Transferee, Purchases of Previously Transferred Financial Assets			$ 46.0	$ 27.4